UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2009

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND II                        UTENDAHL INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)
SCHEDULE OF INVESTMENTS
COMMERCIAL PAPER (A) - 29.1%

                                                      FACE AMOUNT        VALUE
                                                     -------------   -------------
BANKS - 13.0%
   Bank of Scotland
      2.767%, 11/10/08                               $   5,677,000   $   5,673,097
      2.790%, 11/17/08                                   7,439,000       7,429,842
      2.800%, 11/21/08                                   4,013,000       4,006,802
   HSBC USA
      2.717%, 11/13/08                                   6,386,000       6,380,253
      2.774%, 12/02/08                                   9,574,000       9,551,328
   JPMorgan Chase Bank
      2.668%, 11/03/08                                     576,000         575,915
      2.674%, 11/07/08                                     343,000         342,849
      2.676%, 11/17/08                                     673,000         672,207
      2.677%, 11/21/08                                   1,025,000       1,023,491
      2.677%, 11/24/08                                     926,000         924,432
      2.745%, 12/16/08                                   3,161,000       3,150,253
      2.854%, 01/15/09                                   3,435,000       3,414,819
   Rabobank USA Financial
      2.687%, 11/10/08                                     679,000         678,547
   Societe Generale North America
      2.770%, 11/10/08                                   4,577,000       4,573,853
      2.613%, 11/19/08                                   8,420,000       8,409,054
      2.848%, 12/19/08                                   4,449,000       4,432,272
   Toronto-Dominion Holdings
      2.572%, 11/10/08 (B)                               4,498,000       4,495,121
      2.679%, 12/08/08 (B)                               3,828,000       3,817,535
                                                                     -------------
                                                                        69,551,670
                                                                     -------------
CONSUMER STAPLES - 4.9%
   Brown-Forman
      2.528%, 11/10/08 (B)                              19,078,000      19,066,071
   Unilever Capital
      2.812%, 12/19/08 (B)                               7,267,000       7,240,257
                                                                     -------------
                                                                        26,306,328
                                                                     -------------

THE ADVISORS' INNER CIRCLE FUND II                        UTENDAHL INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)
COMMERCIAL PAPER (A) - CONTINUED

                                                      FACE AMOUNT        VALUE
                                                     -------------   -------------
FINANCE - 11.2%
   AIG Funding
      2.719%, 11/07/08                               $   3,583,000   $   3,581,400
   Citigroup Funding
      2.871%, 11/12/08                                   2,985,000       2,982,400
   General Electric Capital
      2.996%, 03/09/09                                   7,201,000       7,125,982
   General Electric Capital Services
      2.700%, 12/15/08                                   8,989,000       8,959,666
   ING US Funding
      2.601%, 11/03/08                                   3,231,000       3,230,535
      2.723%, 11/13/08                                   9,536,000       9,527,402
      2.728%, 11/17/08                                   3,957,000       3,952,234
   Prudential
      2.829%, 11/10/08 (B)                              11,417,000      11,408,979
   UBS Finance Delaware
      2.845%, 12/03/08                                   9,073,000       9,050,217
                                                                     -------------
                                                                        59,818,815
                                                                     -------------
   TOTAL COMMERCIAL PAPER
      (Cost $155,676,813)                                              155,676,813
                                                                     -------------
CORPORATE BONDS - 19.4%
BANKS - 1.4%
   Wachovia Bank
      2.990%, 11/25/08 (C)                               7,550,000       7,550,000
                                                                     -------------
CONSUMER DISCRETIONARY - 5.7%
   Procter & Gamble International Funding SCA
      2.879%, 11/19/08 (C)                               3,491,000       3,491,268
      3.029%, 11/19/08 (C)                               4,311,000       4,320,132
      4.218%, 01/06/09 (B)(C)                           19,139,000      19,143,727

THE ADVISORS' INNER CIRCLE FUND II                        UTENDAHL INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)
CORPORATE BONDS - CONTINUED

                                                      FACE AMOUNT        VALUE
                                                     -------------   -------------
CONSUMER DISCRETIONARY - CONTINUED
   Walt Disney MTN
      2.9169%, 12/10/08 (C)                          $   3,662,000   $   3,663,941
                                                                     -------------
                                                                        30,619,068
                                                                     -------------
CONSUMER STAPLES - 3.2%
   Pepsi Bottling Holdings
      5.625%, 02/17/09 (B)                               6,244,000       6,287,339
   Wal-Mart Stores
      6.875%, 08/10/09                                  10,371,000      10,686,369
                                                                     -------------
                                                                        16,973,708
                                                                     -------------
FINANCE - 6.4%
   American Honda Finance MTN
      2.8638%, 11/12/08 (B)(C)                           4,581,000       4,579,053
      2.6363%, 02/05/09 (B)(C)                           3,214,000       3,214,000
      4.500%, 05/26/09 (B)                               7,394,000       7,460,812
   Bank of America
      5.875%, 02/15/09                                   1,806,000       1,820,538
   Citigroup
      3.625%, 02/09/09                                   4,142,000       4,142,835
   General Electric Capital MTN
      4.125%, 09/01/09                                   4,280,000       4,315,197
   National Rural Utilities Cooperative Finance
      5.750%, 08/28/09                                   1,553,000       1,583,896
   Wells Fargo
      3.125%, 04/01/09                                   7,202,000       7,203,428
                                                                     -------------
                                                                        34,319,759
                                                                     -------------
HEALTH CARE - 0.2%
   Abbott Laboratories
      3.500%, 02/17/09                                   1,242,000       1,245,084
                                                                     -------------

THE ADVISORS' INNER CIRCLE FUND II                        UTENDAHL INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)
CORPORATE BONDS - CONTINUED

                                                      FACE AMOUNT        VALUE
                                                     -------------   -------------
INFORMATION TECHNOLOGY - 0.7%
   International Business Machines MTN
      4.375%, 06/01/09                               $   3,420,000   $   3,448,706
                                                                     -------------
TELECOMMUNICATION SERVICES - 1.8%
   AT&T
      4.125%, 09/15/09                                   9,332,000       9,394,675
                                                                     -------------
   TOTAL CORPORATE BONDS
      (Cost $103,551,000)                                              103,551,000
                                                                     -------------
ASSET-BACKED SECURITIES - 7.1%
   Bank of America Auto Trust, Cl A1
      2.954%, 09/21/09 (B)                               6,242,325       6,242,325
   Capital Auto Receivables Asset Trust, Cl A1
      2.784%, 05/15/09 (B)                               2,612,255       2,612,255
   Caterpillar Financial Asset Trust, Cl A1
      3.005%, 04/27/09                                   1,403,602       1,403,602
   CNH Equipment Trust, Cl A1
      2.753%, 05/11/09                                     426,357         426,357
      2.917%, 06/12/09                                   2,011,356       2,011,356
   Daimler Chrysler Auto Trust, Cl A1
      2.804%, 05/08/09                                   3,411,492       3,411,492
   Fifth Third Auto Trust, Cl A1
      2.730%, 04/15/09                                   1,199,953       1,199,953
   Ford Credit Auto Owner Trust, Cl A1
      2.766%, 05/15/09                                   1,096,789       1,096,789
   Hyundai Auto Receivables Trust, Cl A1
      2.849%, 07/15/09                                   6,675,751       6,675,751
   John Deere Owner Trust, Cl A1
      2.741%, 05/08/09                                   1,302,638       1,302,638
   Nissan Auto Lease Trust, Cl A1
      2.814%, 05/15/09                                   1,777,785       1,777,785

THE ADVISORS' INNER CIRCLE FUND II                        UTENDAHL INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)
ASSET-BACKED SECURITIES - CONTINUED

                                                      FACE AMOUNT        VALUE
                                                     -------------   -------------
   Nissan Auto Receivables Owner Trust, Cl A1
      2.786%, 06/15/09                               $   3,596,611   $   3,596,611
   Volkswagen Auto Loan Enhanced Trust, Cl A1
      2.840%, 05/20/09                                   1,856,723       1,856,723
   World Omni Auto Receivables Trust, Cl A1
      2.922%, 03/16/09                                     429,051         429,051
      2.998%, 08/17/09                                   4,087,297       4,087,297
                                                                     -------------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $38,129,985)                                                38,129,985
                                                                     -------------
CERTIFICATES OF DEPOSIT - 4.7%
   American Express
      2.830%, 11/19/08                                   4,639,701       4,639,701
   PNC Bank
      3.736%, 02/23/09                                   5,935,000       5,935,000
   Rabobank Nederland
      3.000%, 03/09/09                                   6,040,528       6,040,528
   Wells Fargo Bank
      2.680%, 11/25/08                                   8,481,000       8,481,000
                                                                     -------------
   TOTAL CERTIFICATES OF DEPOSIT
      (Cost $25,096,229)                                                25,096,229
                                                                     -------------
REPURCHASE AGREEMENTS - 39.7%
   Bank of America
      0.150%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $54,000,675
      (collateralized by U.S. Agency
      Mortgage-Backed Security, par value
      $56,691,520, 5.500%, 12/01/37; with total
      market value $55,080,000)                         54,000,000      54,000,000

THE ADVISORS' INNER CIRCLE FUND II                        UTENDAHL INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)
REPURCHASE AGREEMENTS - CONTINUED

                                                      FACE AMOUNT        VALUE
                                                     -------------   -------------
   Barclays
      0.200%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $55,077,235
      (collateralized by U.S. Agency
      Mortgage-Backed Security, par value
      $76,177,874, 5.000%, 10/01/35; with total
      market value $56,177,843)                      $  55,076,317   $  55,076,317

   Goldman Sachs
      0.250%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $103,502,156
      (collateralized by Certificate of Deposit,
      par value $106,687,150, 0.000%, 03/09/2009;
      with total market value $106,605,001)            103,500,000     103,500,000
                                                                     -------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $212,576,317)                                              212,576,317
                                                                     -------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $535,030,344) +                                          $ 535,030,344
                                                                     =============

PERCENTAGES ARE BASED ON NET ASSETS OF $535,160,628.

(A)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. THE TOTAL VALUE OF THESE SECURITIES WAS $95,567,474 AND REPRESENTED 17.9% OF NET ASSETS.
(C)  FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2008.
CL   CLASS
MTN  MEDIUM TERM NOTE

+    FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
     COST

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

UCM-QH-002-0500

THE ADVISORS' INNER CIRCLE FUND II                        UTENDAHL INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

In September 2006, the Financial Accounting Standards Board (FASB) released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds adopted SFAS No. 157 on August 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at October 31, 2008:

   LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
------------   ------------   -------   ------------
$212,576,317   $322,454,027     $--     $535,030,344

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                           The Advisors' Inner Circle Fund II


By (Signature and Title)               /s/ Philip T. Masterson
                                       --------------------------
                                       Philip T. Masterson
                                       President
Date:    December 22, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)               /s/ Philip T. Masterson
                                       --------------------------
                                       Philip T. Masterson
                                       President
Date:    December 22, 2008


By (Signature and Title)               /s/ Michael Lawson
                                       --------------------------
                                       Michael Lawson
                                       Treasurer, Controller and Chief Financial
Officer
Date:    December 22, 2008